Marketable Securities	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
Marketable securities
6.	Marketable securities

In May 2022, the Company divested of Cibola Resources, LLC to Elephant Capital (“Elephant”) pursuant to a Share Purchase Agreement whereby the Company received consideration in the form of 11,308,250 common shares with a market value of $0.27 per share. Elephant was subsequently acquired by Evolving Gold, who renamed themselves American Future Fuel Corp (“AFFC”). Accordingly, the 11,308,250 shares of Elephant were converted to 11,308,250 shares of AFFC (CSE: AMPS).

The cost base of the Company’s shareholdings is $3,085,965. In accordance with the Company’s significant accounting policy, the common shares are classified as FVTPL, with gains/losses being recognized to the consolidated statements of loss and comprehensive loss.

As of December 31, 2022, 9,046,600 of the shares held are free trading (the “Trading Shares”) or will become free trading within the next 12 months. These shares have been classified as a current asset on the consolidated statements of financial position, due to the Company’s ability to liquidate those shareholdings within the next 12 months. These shares are carried at a fair value of $3,139,325 ($0.35 per share).

The Final 2,261,650 Released Shares are presented as a non-current asset due to the fact that the escrow provisions restrict the Company’s ability to dispose of the securities within the next 12 months and are carried at a fair value of $784,832 ($0.35 per share).

In October 2022, the Company received 80,000 common shares of Uravan Minerals, Inc with a market value of $0.12 per share pursuant to its previous agreement with Prime Fuels, Inc to divest of the Company’s LS mining claims. The agreement required that Prime Fuels, Inc pay to the Company 10% of any consideration Prime Fuels, Inc received upon sale, transfer, or exchange to a third party. Uravan Minerals, Inc acquired Prime Fuels, Inc and all of the mineral claims on October 28, 2022. The cost base of the Company’s shareholdings is $9,530. The shares have been classified as a current asset on the consolidated statements of financial position, due to the Company’s ability to liquidate those shareholdings within the next 12 months. These shares are carried at a fair value of $23,036 ($0.30 per share).

The following table summarizes the fair value of the Company’s marketable securities at December 31, 2022:

	Marketable securities (current)	Marketable securities (non-current)	Total
	$	$	$
Balance, December 31, 2020, and 2021	-	-	-

Additions	2,443,094	608,391	3,051,485
Fair value adjustments	848,814	208,592	1,057,406
Currency translation adjustment	(129,547)	(32,151)	(161,698)
Balance, December 31, 2022	3,162,361	784,832	3,947,193